Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018		₱ 4,994
Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	₱ 644
2021 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	362
2022 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	377
2023 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	620
2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	1,011
More than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	128,008
Defined Contribution Plans [member] | Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	523
Defined Contribution Plans [member] | 2021 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	101
Defined Contribution Plans [member] | 2022 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	100
Defined Contribution Plans [member] | 2023 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	113
Defined Contribution Plans [member] | 2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	153
Defined Contribution Plans [member] | More than five years [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Add: Payments in optional extension periods not recognized as at December 31, 2018	₱ 1,295